Equity Incentive Plans (Details) - Schedule of restricted stock awards - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of restricted stock awards [Abstract]
Number of Shares, Outstanding Beginning
Weighted Average Grant Date Fair Value, Outstanding Beginning
Number of Shares, Granted	400,841	194,000
Weighted Average Grant Date Fair Value, Granted	$ 1.92	$ 1.2
Number of Shares, Vested	(400,841)	(194,000)
Weighted average grant date fair value, Vested	$ 1.92	$ 1.2
Number of Shares, Outstanding Ending
Weighted Average Grant Date Fair Value, Outstanding Ending